Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2019 and 2020.

	RMB equivalent (US$)	RMB		Total in RMB
	Overseas	China
		Non VIE	VIE
December 31, 2019	—	85,506	24,637,411	24,722,917
December 31, 2020	200,108,273	3,049,660	9,611,773	212,769,706